Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease cost	¥ 270,697	¥ 331,445	¥ 362,462
Variable lease cost	4,310	2,939	6,332
Sublease income	(16,103)	(14,864)	(13,742)
Total lease cost	¥ 258,904	¥ 319,520	355,052
Lease concessions from landlords			¥ 6,722